Acquisition of Dearborn (Details) - Severstal Dearborn [Member] - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 16, 2014
Business Acquisition [Line Items]
Accounts receivable			$ 180.6
Inventory			362.6
Other current assets			3.6
Property, plant and equipment			445.5
Investment in affilates			72.5
Total assets acquired			1,064.8
Accounts payable			(201.4)
Accrued liabilities			(32.8)
Other postretirement benefit obligations			(128.2)
Other non-current liabilities			(12.1)
Total liabilities assumed			(374.5)
Purchase price, net of cash acquired			$ 690.3
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 567.0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ 12.2
Business Acquisition, Pro Forma Revenue		$ 7,942.7
Business Acquisition, Pro Forma Operating Profit (Loss)		(816.2)
Business Combination, Pro Forma Asset Impairment Charge		$ 1,005.1